Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2045 Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2045 Fund - Class K6
Bar Chart Table:
Annual Return 2019	26.78%
Annual Return 2020	18.02%
Annual Return 2021	16.40%
Annual Return 2022	(18.89%)